Related Party Transactions (Details) - USD ($)		1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2019	Jun. 28, 2022	Jun. 21, 2022	Mar. 29, 2022	Dec. 27, 2021	Sep. 28, 2021	Mar. 31, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Fees incurred	$ 10,000
Service fees								$ 30,000	$ 30,000	$ 60,000	$ 60,000	$ 120,000	$ 120,000
Public share (in Dollars per share)			$ 0.1	$ 0.1	$ 0.1	$ 0.1
Aggregate amount			$ 261,810	$ 265,750		$ 1,240,695				$ 1,240,695		$ 0	22,195
Related party loans, description										The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $750,000 of such Working Capital Loans may be converted into units of the post Business Combination entity at a price of $10.00 per unit and up to $750,000 of such Working Capital Loans may be converted into warrants of the post Business Combination entity at a price of $1.00 per warrant. The units and warrants would be identical to the Private Units and Private Warrants, respectively.		The units and warrants would be identical to the Private Units and Private Warrants, respectively.
Repayment of borrowings amount													$ 149,000
Per share price (in Dollars per share)						$ 0.1
Amount outstanding												$ 2,171,460
Working capital loans												$ 750,000
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock dividend description	On July 11, 2019, the Company effected a stock dividend of 0.2 share for each share outstanding (the “stock dividend”), resulting in an aggregate of 4,312,500 Founder Shares outstanding. The Founder Shares included an aggregate of up to 562,500 shares subject to forfeiture by the sponsor to the extent that the underwriters’ over -allotment was not exercised in full or in part, so that the sponsor would collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the sponsor did not purchase any Public Shares in the Initial Public Offering and excluding the Private Units and Representative Shares) (see Note 8). All share and per-share amounts have been retroactively restated to reflect the stock dividend. In connection with the underwriters’ exercise of the over-allotment option in full, 562,500 Founder Shares are no longer subject to forfeiture.									The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the Founder Shares, until the one year after the consummation of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Common stock shares purchased (in Shares)							3,593,750
Common stock aggregate price							$ 25,000
Business combination, description												The sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until, with respect to 50% of the Founder Shares, the earlier of one year after the consummation of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after a Business Combination and, with respect to the remaining 50% of the
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Per share price (in Dollars per share)												$ 10
Working capital loans												$ 750,000
Warrants per share price (in Dollars per share)												$ 1
Chief Executive Officer [Member]
Related Party Transactions (Details) [Line Items]
Fees incurred	$ 10,000
Unsecured promissory note							$ 150,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Aggregate amount		$ 261,810		$ 265,750	$ 930,765	$ 1,240,695						$ 930,765